Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities
Net (loss) / income			$ (10,990)	$ (2,463)
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized gain on non-designated derivative instruments	$ (861)		(1,645)
Depreciation and amortization	18,913	$ 19,029	37,861	38,410
Payment of drydocking costs			(5,160)	(2,880)
Prior year expenses recovered in insurance claim				(754)
Amortization of share-based compensation			747	366
Amortization of deferred financing costs			1,473	1,131
Share of result of equity accounted joint venture	101		140		$ 38
Changes in operating assets and liabilities
Accounts receivable			(3,133)	3,392
Bunkers and lubricant oils			(1,460)	886
Accrued income and prepaid expenses and other current assets			(4,013)	1,354
Accounts payable, accrued interest, accrued expenses and other liabilities			2,012	3,734
Net cash provided by operating activities			16,737	43,146
Cash flows from investing activities
Additions to vessels and equipment			(1,396)	(79)
Investment in equity accounted joint venture			(51,491)	(10,475)
Purchase of other property, plant and equipment			(191)	(97)
Insurance recoveries			130	305
Net cash used in investing activities			(52,948)	(10,346)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities			127,000	3,800
Repayment of secured term loan facilities and revolving credit facilities			(110,712)	(43,613)
Net cash (used in)/provided by financing activities			11,981	(39,813)
Net decrease in cash, cash equivalents and restricted cash			(24,230)	(7,013)
Cash, cash equivalents and restricted cash at beginning of period			71,515	62,109	62,109
Cash, cash equivalents and restricted cash at end of period	$ 47,285	$ 55,096	47,285	55,096	$ 71,515
Supplemental Information
Total interest paid during the period, net of amounts capitalized			22,776	20,799
Total tax paid during the period			165	52
Senior Secured Bonds [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)			952
Other [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)			(47)	$ (30)
Secured Bonds [Member]
Cash flows from financing activities
Issuance cost			(136)
Secured Term Loan [Member]
Cash flows from financing activities
Issuance cost			(1,448)
Terminal Credit Facility [Member]
Cash flows from financing activities
Issuance cost			$ (2,723)